TCG Financial Series Trust X

TCG US Government Ultra Money Market Fund

Incorporated herein by reference is the prospectus supplement for the TCG US Government Ultra Money Market Fund  filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 3, 2014 (SEC Accession No.  0001162044-14-000753).